Related party balances and transactions (Details 2) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Total		¥ 32,829	$ 5,152	¥ 15,360
Hangzhou Ruituo Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Total	[1]	28,345	4,448	6,358
Zhejiang Ruituo Non-Financing Guarantee Co., Ltd. [Member]
Related Party Transaction [Line Items]
Total		2,677	420	2,794
PT PENDANAAN GOTONG ROYONG
Related Party Transaction [Line Items]
Total				1,065
Others Related Party [Member]
Related Party Transaction [Line Items]
Total		¥ 1,807	$ 284	¥ 5,143

[1]	The balance mainly represents loans provided to Hangzhou Ruituo Technology Co., Ltd. and receivable from the disposal of vehicle collaterals for overdue loans as of December 31, 2020 and 2021.